                   MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                                   William G. Morton, Jr.
CHAIRMAN OF THE BOARD                             DIRECTOR
OF DIRECTORS

Michael F. Klein                                  Stefanie V. Chang
PRESIDENT AND DIRECTOR                            VICE PRESIDENT

Peter J. Chase                                    Harold J. Schaaff, Jr.
DIRECTOR                                          VICE PRESIDENT

John W. Croghan                                   Joseph P. Stadler
DIRECTOR                                          VICE PRESIDENT

David B. Gill                                     Valerie Y. Lewis
DIRECTOR                                          SECRETARY

Graham E. Jones                                   Joanna M. Haigney
DIRECTOR                                          TREASURER

John A. Levin                                     Belinda A. Brady
DIRECTOR                                          ASSISTANT TREASURER
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.


--------------------------------------------------------------------------------

                                    MORGAN STANLEY
                                   EMERGING MARKETS
                                   DEBT FUND, INC.

--------------------------------------------------------------------------------

                                 FIRST QUARTER REPORT
                                    MARCH 31, 1998
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

For the three months ended March 31, 1998, the Morgan Stanley Emerging Markets Debt Fund, Inc. had a total return, based on net asset value per share, of 7.21% compared to 5.21% for the J.P. Morgan Emerging Markets Bond Plus Index (the "Index"). For the one year ended March 31, 1998, and for the period since the Fund's commencement of operations on July 23, 1993 through March 31, 1998, the Fund's total return, based on net asset value per share, was 23.45% and 151.60%, respectively, compared to 17.98% and 102.02%, respectively, for the Index. On March 31, 1998, the closing price of the Fund's shares on the New York Stock Exchange was $13 3/8, representing a 6.4% premium to the Fund's net asset value per share.

The international backdrop to emerging market debt improved during the first quarter of 1998, as U.S. interest rates stayed in a narrow range, investor sentiment recovered and portfolio flows into emerging markets resumed. Stabilization occurred as the South Koreans agreed on a bank debt rescheduling and other emerging countries accelerated much needed structural reforms as a means to avoid the "Asian Flu". Brazil and Russia allowed domestic interest rates to rise dramatically in order to stabilize their currencies, while Mexico and Venezuela announced fiscal spending cuts in an effort to offset the expected decline in revenues and tax receipts resulting from lower oil prices. With the exception of Indonesia, International Monetary Fund (IMF) and World Bank led stabilization programs in most of the Asian countries significantly reduced the risk for non-Asian emerging markets. By the end of the first quarter emerging markets had passed the maximum point of danger and spreads, which had started the year on a sour note, narrowed by 50 basis points.

During the latter part of the quarter, we reduced the Fund's exposure to Russian debt. President Yeltsin's decision to sack his cabinet on March 23rd has increased political uncertainty. At the same time plummeting oil prices and lack of improvement in tax collection has prevented improvement in the fiscal picture. We increased the Fund's exposure to Brazil, which should benefit from privatization and direct investment flows in the coming months, as well as a
relatively stable political environment.   We also increased the Fund's exposure
to Asian debt, which was trading at distressed levels at the beginning of the quarter. These bonds were purchased in anticipation of and have benefited from continued IMF efforts in the region, as well as Indonesia's gradual acceptance of the international community's prescription for bolstering its ailing financial system.

The market's strong performance year-to-date is a cause for some concern as we believe that investors may be overly optimistic in their analysis of the rebound in the Asian economies. Continued economic weakness in Japan and the large amount of debt to be issued by Asian governments in order to finance growing fiscal deficits and banking sector bail-outs will keep volatility high. The combination of lower commodity prices and a heavy election calendar in the second half of 1998 should limit spread tightening. In addition, wider current account deficits in non-Asian countries, caused by import contractions in Asia coupled with increased low priced exports from Asia, should weigh heavy on the market.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR


/s/ Paul Ghaffari

Paul Ghaffari
PORTFOLIO MANAGER


April 1998

Morgan Stanley Emerging Markets Debt Fund, Inc.
Investment Summary as of March 31, 1998 (Unaudited)


----------------------------------------------------------------------------------------------------------------
HISTORICAL                                                        TOTAL RETURN (%)
INFORMATION                    ---------------------------------------------------------------------------------
                                   MARKET VALUE (1)           NET ASSET VALUE (2)               INDEX (3)
                               ---------------------     --------------------------    -------------------------
                                           AVERAGE                        AVERAGE                       AVERAGE
                               CUMULATIVE   ANNUAL       CUMULATIVE        ANNUAL      CUMULATIVE       ANNUAL
                               ----------   ------       ----------        ------      ----------       --------
          FISCAL YEAR TO DATE      12.85%      --            7.21%            --           5.21             --
          ONE YEAR                 41.77    41.77%          23.45          23.45%         17.98          17.98%
          SINCE INCEPTION*        167.71+   23.36+         151.60+         21.74+        102.02          16.18

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[GRAPH]



                                                               YEARS ENDED DECEMBER 31
                                                                                                               THREE MONTHS
                                                                                                                   ENDED
                                                                                                                  MARCH 31,
                                     1993*           1994           1995                1996           1997         1998
                                     ----            ----           ----                ----           ----         ----
Net Asset Value Per Share. . .     $ 18.96         $ 12.23        $ 12.40             $ 17.31        $ 15.21       $ 12.57
Market Value Per Share . . . .     $ 18.13         $ 11.38        $ 12.50             $ 15.13        $ 15.38       $ 13.38
Premium/(Discount) . . . . . .        -4.4%           -7.0%           0.8%              -12.6%           1.1%          6.4%
Income Dividends . . . . . . .     $  0.16         $  1.49        $  1.72             $  1.08        $  1.27       $  0.49
Capital Gains Distributions. .          --         $  0.41             --                  --        $  3.44       $  2.94
Fund Total Return (2). . . . .       35.96%         -25.95%         26.85%+             50.98%         21.71%         7.21%
Index Total Return (3) . . . .       18.67%         -18.93%         26.77%              39.31%         13.02%         5.21%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) Because the J.P. Morgan Emerging Markets Bond Plus Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and for purposes of computing cumulative performance of the benchmark index for that period. The J.P. Morgan Emerging Markets Bond Plus Index is a market weighted index composed of Brady bonds, loans and Eurobonds, as well as U.S. Dollar local market instruments of Argentina, Brazil, Bulgaria, Mexico, Morocco, Nigeria, the Philippines, Poland, Russia, Venezuela and South Africa.
 *   The Fund commenced operations on July 23, 1993.
 + This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Emerging Markets Debt Fund, Inc.
Portfolio Summary as of March 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                       [CHART]

                    Short-Term Investments             5.0%
                    Debt Instruments                  95.0%

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                                       [CHART]

                    Other                              8.0%
                    Nigeria                            2.2%
                    Korea                              3.7%
                    Turkey                             4.0%
                    Indonesia                          4.1%
                    Jamaica                            5.6%
                    Venezuela                          5.7%
                    Mexico                            13.4%
                    Brazil                            24.9%
                    Russia                            14.2%
                    Argentina                         14.2%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS


                                                               PERCENT OF
                                                                  TOTAL
                                                               INVESTMENTS

                                                               -----------
1.   Federative Republic of Brazil 'C' Bond
      PIK  8.00%, 4/15/14 (Brazil)                                10.6%
2.   Russia Principal Note, PIK 3.249%, 12/15/20  (Russia)         6.1
3.   Government of Jamaica 12.00%, 7/19/99  (Jamaica)              5.6
4.   Federative Republic of Brazil Global Bond  10.125%,
      5/15/27 (Brazil)                                             5.2
5.   Federative Republic of Brazil 'EL-L' Bond  6.688%,
      4/15/06 (Brazil)                                             4.9
6.   Salomon Brothers Federative Republic of Brazil Credit
      Linked Enhanced Note 9.00%, 1/15/99 (Brazil)                 4.2
7.   Ministry of Finance, Series IV   3.00%,  5/14/03 (Russia)     3.7
8.   Republic of Argentina Global Bond  11.375%, 1/30/17
      (Argentina)                                                  3.4
9.   United Mexican States 11.50%, 5/15/26  (Mexico)               3.2
10.  Republic of Venezuela Debt Conversion Bond  9.25%,
      9/15/27 (Venezuela)                                          2.9
                                                                  ----
                                                                  49.8%
                                                                  ----
                                                                  ----

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

MARCH 31, 1998


                                                   FACE
                                                 AMOUNT
                                                  (000)                 VALUE
                                                                        (000)
--------------------------------------------------------------------------------
DEBT INSTRUMENTS (90.9%)
--------------------------------------------------------------------------------
ARGENTINA (14.2%)
Bonds (12.3%)
   Acindar Industries
    11.656%, 11/12/98              U.S.$          1,500         U.S.   $ 1,522
   Argentina Global Bond
    9.75%, 9/19/27                                7,800                  7,732
   CIA International Telecom
    10.375%, 8/1/04                ARP           10,200                  9,360
   Republic of Argentina
    6.625%, 3/31/05                U.S.$          6,650                  6,139
   Republic of Argentina
    11.75%, 2/12/07                ARP            3,800                  3,958
   Republic of Argentina
    Global Bond
    11.375%, 1/30/17               U.S.$         10,500                 11,894
   Republic of Argentina
    Par Bond 'L-GP'
    5.75%, 3/31/23                                3,300                  2,532
                                                                  ------------
                                                                        43,137
                                                                  ------------
NOTES (1.9%)
   Nortel Inversora 'A'
    6.00%, 3/31/07                                7,434                  6,616
                                                                  ------------
                                                                        49,753
                                                                  ------------
--------------------------------------------------------------------------------
BRAZIL (20.7%)
BONDS (20.7%)
   Federative Republic of
    Brazil 'C' Bond PIK
    8.00%, 4/15/14                               44,174                 37,189
   Federative Republic of
    Brazil 'EI-L' Bond
    6.688%, 4/15/06                              18,914                 17,082
   Federative Republic of
    Brazil Global Bond
    10.125%, 5/15/27                             18,410                 18,313
                                                                  ------------
                                                                        72,584
                                                                  ------------
--------------------------------------------------------------------------------
BULGARIA (1.5%)
BONDS (1.5%)
   Republic of Bulgaria
    Front Loaded Interest
    Reduction Bond
    2.25%, 7/28/12                                3,050                  2,038
   Republic of Bulgaria
    PDI Bond 6.563%, 7/28/11                      4,100                  3,213
                                                                  ------------
                                                                         5,251
                                                                  ------------
--------------------------------------------------------------------------------
ECUADOR (1.6%)
BONDS (1.6%)
   Conecel
    14.00%, 5/1/02                                3,150                  3,308
-------------------------------------------------------------------------------
   Republic of Ecuador Par Bond
    3.50%, 2/28/25                 U.S.$          4,150           U.S.$  2,281
                                                                  ------------
                                                                         5,589
                                                                  ------------
-------------------------------------------------------------------------------
INDIA (0.5%)
BONDS (0.5%)
   Saurashtra Cement Co.
    19.00%, 9/27/98                INR           65,000                  1,620
                                                                  ------------
--------------------------------------------------------------------------------
INDONESIA (4.1%)
BONDS (3.5%)
   APP International Finance
    8.867%, 9/15/99                U.S.$          2,600                  2,210
    10.25%, 10/1/00                               1,750                  1,673
   Indah Kiat International
    Finance Global Bond 'A'
    11.375%, 6/15/99                              1,750                  1,645
   Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                               2,600                  2,152
   Tjiwi Kimia International
    Global Bond
    13.25%, 8/1/01                                5,100                  4,680
                                                                  ------------
                                                                        12,360
                                                                  ------------

LOAN AGREEMENTS (0.6%)
   Tjiwi Kimia International
    Global Bond
    13.25%, 8/1/01                                2,300                  2,110
                                                                  ------------
                                                                        14,470
                                                                  ------------
--------------------------------------------------------------------------------
IVORY COAST (0.7%)
BONDS (0.7%)
   Republic of Ivory Coast
    Front Loaded Interest
    Reduction Bond
    2.00%, 3/29/18                 FRF           22,245                  1,347

   Republic of Ivory Coast
    PDI Bond
    1.90%, 3/29/18                               14,890                  1,045
                                                                  ------------
                                                                         2,392
                                                                  ------------
--------------------------------------------------------------------------------
JAMAICA (5.6%)
BONDS (5.6%)
   Government of Jamaica
    12.00%, 7/19/99                U.S.$         19,100                 19,673
                                                                  ------------
--------------------------------------------------------------------------------
KOREA (3.7%)
BONDS (3.7%)
   Export-Import Bank of Korea
    6.50%, 10/6/99                                8,700                  8,369
    9.00%, 5/1/98                                 4,500                  4,514
                                                                  ------------
                                                                        12,883
                                                                  ------------
--------------------------------------------------------------------------------


                                          5

                                                   FACE
                                                 AMOUNT                 VALUE
                                                  (000)                 (000)
--------------------------------------------------------------------------------
MEXICO (13.4%)
BONDS (13.4%)
   Bufete Industrial
    11.375%, 7/15/99               U.S.$         6,500             U.S .$6,338
   Empresas ICA Sociedad
    Controladora
    11.875%, 5/30/01                              9,000                  9,765
   Empresas La Moderna
    11.375%, 1/25/99                              6,500                  6,760
   Innova
    12.875%, 4/1/07                               3,100                  3,309
   National Financiera
    17.00%, 2/26/99                ZAR           12,000                  2,395
   United Mexican States
    11.50%, 5/15/26                U.S.$          9,200                 11,213
   United Mexican States
    Discount Bond
    6.617%, 12/31/19                                250                    236
    6.693%, 12/31/19                              1,550                  1,463
   United Mexican States
    Discount Bond 'C'
    6.719%, 12/31/19                              2,050                  1,935

   United Mexican States
    Global Bond
    9.875%, 1/15/07                               1,300                  1,401
    11.375%, 9/15/16                              1,800                  2,121
                                                                  ------------
                                                                        46,936
                                                                  ------------
--------------------------------------------------------------------------------
NIGERIA (2.2%)
BONDS (0.6%)
   Central Bank of Nigeria
    Par Bond
    6.25%, 11/15/20                               3,000                  2,198
NOTES (1.6%)
   Central Bank of Nigeria
    Promissory Note
    3.641%, 1/5/10                               11,000                  5,637
                                                                  ------------
                                                                         7,835
                                                                  ------------
-------------------------------------------------------------------------------
PANAMA (0.1%)
BONDS (0.1%)
   Republic of Panama PDI Bond
    6.563%, 7/17/16                                 485                    413
                                                                  ------------
-------------------------------------------------------------------------------
PERU (0.8%)
BONDS (0.8%)
   Republic of Peru Front Loaded
    Interest Reduction Bond
    3.25%, 3/7/17                                 4,289                  2,709
                                                                  ------------
-------------------------------------------------------------------------------
PHILIPPINES (0.5%)
BONDS (0.5%)
   Bangko Sentral Pilipinas
    8.60%, 6/15/27                                1,800                  1,644
                                                                  ------------
--------------------------------------------------------------------------------
RUSSIA (14.2%)
BONDS (5.2%)
   Ministry of Finance
    10.00%, 6/26/07                U.S.$          3,100            U.S.$ 2,966
   Ministry of Finance, Series IV
    3.00%, 5/14/03                               18,350                 12,765
   Unexim International Finance
    9.875%, 8/1/00                                2,900                  2,697
                                                                  ------------
                                                                        18,428
                                                                  ------------
NOTES (9.0%)
   Russia Interest Arrears Notes
    6.719%, 12/15/15                             13,925                  9,895

   Russia Principal Note, PIK
    3.249%, 12/15/20                             33,750                 21,495
                                                                  ------------
                                                                        31,390
                                                                  ------------
                                                                        49,818
                                                                  ------------
--------------------------------------------------------------------------------
TURKEY (1.4%)
BONDS (1.4%)
   Pera Financial Services
    9.375%, 10/15/02                              5,200                  4,908
                                                                  ------------
--------------------------------------------------------------------------------
VENEZUELA (5.7%)
BONDS (5.7%)
   Republic of Venezuela Debt
    Conversion Bond
    9.25%, 9/15/27                               11,002                 10,023
   Republic of Venezuela Debt
    Conversion Bond 'DL'
    6.813%, 12/18/07                             10,714                  9,760
                                                                  ------------
                                                                        19,783
                                                                  ------------
--------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
 (Cost U.S.$313,125)                                                   318,261
                                                                  ------------
--------------------------------------------------------------------------------
STRUCTURED INVESTMENTS (4.2%)
--------------------------------------------------------------------------------
BRAZIL (4.2%)
   Salomon Brothers
    Federative Republic of Brazil
    Credit Linked Enhanced Note
    9.00%, 1/15/99
    (Cost U.S. $15,000)                          15,000                 14,609
                                                                  ------------

                                                 NO. OF
                                                 RIGHTS
--------------------------------------------------------------------------------
RIGHTS (0.0%)
--------------------------------------------------------------------------------
MEXICO (0.0%)
   United Mexican States Value
    Recovery Rights, expiring
    06/30/03 (Cost U.S.$--)                   5,154,000                     --
                                                                  ------------
--------------------------------------------------------------------------------


                                          6


                                                NO. OF                 VALUE
                                              WARRANTS                 (000)
--------------------------------------------------------------------------------
WARRANTS (0.0%)
--------------------------------------------------------------------------------
NIGERIA (0.0%)
   Central Bank of Nigeria,
    expiring 11/15/20
    (Cost U.S.$--)                                2,000          U.S.$     --@
                                                                 -------------
--------------------------------------------------------------------------------

                                                 FACE
                                               AMOUNT
                                                (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.7%)
PHILIPPINES (1.4%)
BONDS
   ING Bank,
    Zero Coupon, 8/14/98           U.S.$          4,700                  4,829
                                                                 -------------
--------------------------------------------------------------------------------
Turkey (2.6%)
BILLS
   Turkey Treasury Bill,
    Zero Coupon, 8/19/98           TRL    1,700,800,000                  5,149
    Zero Coupon, 9/02/98                  1,408,300,000                  4,163
                                                                 -------------
                                                                         9,312
                                                                 -------------
--------------------------------------------------------------------------------
UNITED STATES (0.7%)
REPURCHASE AGREEMENT
   Chase Securities, Inc.,
    5.60%, dated 3/31/98,
    due 4/1/98, to be
    repurchased at U.S.$2,468,
    collateralized by U.S.$2,493,
    United States Treasury Notes,
    5.50%, due 12/31/00, valued
    at U.S.$2,527                  U.S.$          2,468                  2,468
                                                                 -------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost U.S.$16,669)                                                     16,609
                                                                 -------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
   CUSTODIAN (0.2%)
   German Mark
    (Cost U.S.$796)                DEM            1,454                    786
                                                                 -------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost U.S.$345,590)                                                   350,265
                                                                 -------------
--------------------------------------------------------------------------------
                                                  AMOUNT                AMOUNT
                                                   (000)                 (000)
OTHER ASSETS AND LIABILITIES
   Other Assets                    U.S.$         46,196
   Liabilities                                 (123,234)          U.S.$(77,038)
                                   ---------------------         -------------
--------------------------------------------------------------------------------
NET ASSETS
   Applicable to 21,731,261 issued and
    outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                               U.S.$273,227
                                                                 -------------
                                                                 -------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                         U.S.$  12.57
                                                                 -------------
                                                                 -------------
--------------------------------------------------------------------------------


     @ --   Value is less than U.S.$500.
   PIK --   Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
   PDI --   Past Due Interest


                                          7